Parnassus Endeavor Fund
Parnassus Endeavor Fund
Investment Objective
The Parnassus Endeavor Fund has the overall investment objective of capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Parnassus Endeavor Fund.
Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Parnassus Endeavor Fund	Investor Shares	Institutional Shares
Management Fees	0.66%	0.66%
Distribution (12b-1) Fees	none	none
Other Expenses	0.26%	0.06%
Service Fees	0.19%	none
All remaining other expenses	0.07%	0.06%
Total Annual Fund Operating Expenses	0.92%	0.72%

For additional information about the Parnassus Endeavor Fund’s expenses, please see “Financial Highlights” in the prospectus.
Example
This example is intended to help you compare the cost of investing in the Parnassus Endeavor Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s expenses are equal to the net annual fund operating expenses for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example - Parnassus Endeavor Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Shares	94	293	509	1,131
Institutional Shares	74	230	401	894

Portfolio Turnover
The Parnassus Endeavor Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43.2% of the average value of its portfolio.
Principal Investment Strategies
The Parnassus Endeavor Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in companies believed by the Fund’s investment adviser (Adviser) to provide good workplaces for their employees. Companies with good workplaces usually are able to recruit and retain better employees, and perform at a higher level than competitors in terms of innovation, productivity, customer loyalty and profitability. While no company is perfect, the Adviser makes a judgment as to which companies have good workplaces based on factors such as respectful and fair treatment of employees, employee satisfaction and engagement, pay and benefits, family-friendly policies, and support for volunteerism and philanthropy. These companies must, in the Adviser’s opinion, be undervalued, but they must also have good prospects for long-term capital appreciation over the course of the expected holding period. The Parnassus Endeavor Fund is primarily a large-cap fund, which means that it normally invests more than half of its net assets in large, well-established companies. The Fund may invest to a lesser extent in small- and mid-capitalization companies. The Fund may purchase foreign securities directly on foreign markets. The Fund invests mainly in domestic stocks of companies that are financially sound and have good prospects for the future, and to a lesser extent may also invest in foreign securities of similar companies. The Fund avoids investing in companies engaged in the extraction, exploration, production, manufacturing or refining of fossil fuels; the Fund may invest in companies that use fossil fuel-based energy to power their operations or for other purposes. To determine a company’s prospects, the Adviser reviews the company’s income statement, cash flow statement and balance sheet, and analyzes the company’s sustainable strategic advantage and management team. Upon initial investment, a company’s stock must be trading below its intrinsic value, which means that the Adviser seeks to purchase stock trading at a discount to the Adviser’s assessment of the company’s estimated value. The Adviser also takes environmental, social and governance (“ESG”) factors into account in making investment decisions. The Fund will sell a security if the Adviser believes a company’s fundamentals will deteriorate, if it believes a company’s stock has little potential for appreciation or if the company no longer meets the Adviser’s ESG criteria.
Principal Risks
All investments involve risk, and investing in the Parnassus Endeavor Fund is no exception. You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:
  Stock Market Risk. The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the U.S. and abroad. The Fund’s holdings can vary significantly from broad stock market indices.
  Large-Capitalization Company Risk. Large-capitalization companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
  Small- and Mid-Capitalization Company Risk. In addition to large-capitalization companies, the Fund may invest in small- and/or mid-capitalization companies, which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well-established businesses of large-capitalization companies. Relative to the stocks of large-capitalization companies, the stocks of small- and mid-capitalization companies are often thinly traded, and purchases and sales may result in higher transaction costs. Also, small-capitalization companies tend to perform poorly during times of economic stress.
  Management Risk. The Adviser may be wrong in its assessment of a company’s value and/or the stocks the Fund holds may not reach what the Adviser believes are their full values. From time to time, “value” investing falls out of favor with investors, and during those periods the Fund’s relative performance may suffer.
  Foreign Securities Risk. The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may also apply to distributions from foreign companies.

Performance Information
The bar chart and table that follow contain information that allows you to evaluate the Parnassus Endeavor Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. The bar chart shows the performance of the Fund’s Investor Shares, and the performance of the Fund’s Institutional Shares will differ from those shown to the extent that the classes of shares do not have the same expenses or inception date. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999-3505.
Annual Total Returns

During the ten-year period shown in the bar chart, the highest return for a quarter was 26.7% (quarter ended June 30, 2009), and the lowest return for a quarter was a loss of 24.4% (quarter ended December 31, 2008).
On the following page is a table comparing the performance of the Parnassus Endeavor Fund’s two share classes with that of the S&P 500 Index and the Lipper Multi-Cap Core Average. Figures are average annual returns for the one-, five- and ten- year periods ended December 31, 2017. The table is intended to demonstrate the risk of investing in the Fund by showing how the Fund’s average annual total returns, before and after taxes, compare with a broad measure of market performance, the S&P 500 Index, and a group of similar mutual funds, the Lipper Multi-Cap Core Average, and also how the Fund’s performance varies from year to year.
Average Annual Total Returns (%) (all periods ended December 31, 2017)
Average Annual Total Returns - Parnassus Endeavor Fund	One Year	Five Years	Ten Years
Investor Shares	19.81%	18.48%	13.65%
Investor Shares | Return after Taxes on Distributions	18.10%	16.60%	12.41%
Investor Shares | Return after Taxes on Distributions and Sale of Fund Shares	12.63%	14.58%	11.18%
Institutional Shares	20.03%	18.59%	13.71%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%
Lipper Multi-Cap Core Average	19.50%	13.74%	7.14%

The after-tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s individual tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.

Parnassus Endeavor Fund—Institutional Shares were incepted on April 30, 2015. Performance shown prior to the inception of the Institutional Shares reflects the performance of the Parnassus Endeavor Fund—Investor Shares and includes expenses that are not applicable to and are higher than those of the Institutional Shares.